Quarterly portfolio holdings
John Hancock
CQS Asset Backed Securities Fund
Closed-end alternative
January 31, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Consolidated Fund’s investments

As of 1-31-26 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Collateralized mortgage obligations 46.6%					$50,898,757
(Cost $50,660,622)
Commercial and residential 6.9%					7,540,333
Castell PLC
Series 2025-1, Class E (SONIA + 3.500%) (A)	7.231	01-27-62	GBP	433,997	601,576
Series 2025-1, Class F (SONIA + 4.620%) (A)	8.351	01-27-62	GBP	677,995	938,063
Series 2025-1, Class G (SONIA + 6.320%) (A)	10.051	01-27-62	GBP	645,995	899,861
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class E (B)(C)(D)	3.208	07-10-47		1,500,000	1,102,500
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2013-CR11, Class E (B)(D)	4.370	08-10-50		1,000,000	920,000
Series 2014-CR19, Class E (B)(D)	3.953	08-10-47		1,366,014	1,318,203
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2014-LC15, Class E (B)	3.500	04-10-47		1,500,000	1,335,135
JPMDB Commercial Mortgage Securities Trust
Series 2015-WPG, Class C (B)(C)(D)	3.516	06-05-35		500,000	424,995
U.S. Government Agency 39.7%					43,358,424
FARM Mortgage Trust
Series 2025-1, Class B (B)(D)	5.625	08-01-55		3,357,001	2,919,451
Series 2025-2, Class B (B)(D)	5.704	09-25-55		3,379,214	2,981,890
Federal Home Loan Mortgage Corp.
Series 2020-DNA6, Class B2 (30 day Average SOFR + 5.650%) (A)(B)(C)	9.347	12-25-50		2,750,000	3,210,354
Series 2020-HQA3, Class B2 (30 day Average SOFR + 10.114%) (A)(B)(C)	13.812	07-25-50		1,220,000	1,607,017
Series 2020-HQA4, Class B2 (30 day Average SOFR + 9.514%) (A)(B)(C)	13.212	09-25-50		2,500,000	3,269,675
Series 2020-HQA5, Class B2 (30 day Average SOFR + 7.400%) (A)(B)(C)	11.097	11-25-50		2,743,000	3,366,886
Series 2021-DNA1, Class B2 (30 day Average SOFR + 4.750%) (A)(B)(C)	8.447	01-25-51		3,000,000	3,351,826
Series 2021-DNA2, Class B2 (30 day Average SOFR + 6.000%) (A)(B)(C)	9.697	08-25-33		2,750,000	3,435,795
Series 2021-DNA3, Class B2 (30 day Average SOFR + 6.250%) (A)(B)(C)	9.947	10-25-33		2,400,000	3,044,712
Series 2021-HQA1, Class B2 (30 day Average SOFR + 5.000%) (A)(B)(C)	8.697	08-25-33		3,000,000	3,538,080
Series 2021-HQA2, Class B2 (30 day Average SOFR + 5.450%) (A)(B)(C)	9.147	12-25-33		2,750,000	3,329,974
Series 2021-HQA4, Class B2 (30 day Average SOFR + 7.000%) (A)(B)(C)	10.697	12-25-41		3,000,000	3,132,180
Federal National Mortgage Association
Series 2020-SBT1, Class 1B1 (30 day Average SOFR + 6.864%) (A)(B)(C)	10.562	02-25-40		3,000,000	3,149,070

Series 2023-R06, Class 1B2 (30 day Average SOFR + 5.900%) (A)(B)(C)	9.597	07-25-43		2,762,800	3,021,514
Asset-backed securities 75.9%					$82,963,500
(Cost $81,388,106)
Asset-backed securities 19.5%					21,269,336
APL Finance DAC
Series 2025-1A, Class D (B)	8.150	03-20-36		2,500,000	2,474,784
BBVA Consumo FTA
Series 2025-1, Class D (3 month EURIBOR + 3.150%) (A)	5.216	08-21-38	EUR	1,595,235	1,901,258
Bridgecrest Lending Auto Securitization Trust
Series 2025-3, Class D	5.270	05-15-31		3,000,000	3,015,385
Series 2025-4, Class D	5.410	08-15-31		228,000	231,575
CPS Auto Receivables Trust
Series 2025-C, Class D (B)	5.280	10-15-31		3,000,000	3,026,508
Series 2025-D, Class D (B)	5.450	02-17-32		453,000	459,251
Exeter Select Automobile Receivables Trust
Series 2025-2, Class D	5.340	01-15-32		98,000	98,702
FIGRE Trust
Series 2025-HE1, Class G PO (B)	2.976	01-25-55		810,799	87,345
Series 2025-HE1, Class XS IO (B)	4.365	01-25-55		25,551,615	2,428,617
Series 2025-HE3, Class F (B)(D)	9.081	05-25-55		612,000	655,069
Series 2025-HE8, Class F (B)(D)	8.328	11-25-55		1,500,000	1,541,918
Series 2026-HE1, Class F (B)(D)	7.896	01-25-56		171,500	171,484
GGAM Master Trust International, Ltd.
Series 2025-1A, Class Y (B)	9.702	09-30-60		1,376,951	1,390,106
MAPS Trust
Series 2026-1A, Class B (B)	6.129	01-15-51		275,000	276,465
1	JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Asset-backed securities (continued)
Phantom Aviation
Series 2026-1, Class B (B)	6.027	01-15-51		520,000	$519,980
Santander Consumo 8 Fondo de Titulizacion
Series 8, Class E (3 month EURIBOR + 4.500%) (A)(C)	6.529	01-21-40	EUR	2,500,000	2,990,889
Collateralized loan obligations 56.4%					61,694,164
Anchorage Capital Europe CLO DAC
Series 3X, Class FR (3 month EURIBOR + 8.490%) (A)(C)	10.506	10-15-38	EUR	2,300,000	2,746,416
Series 8X, Class FR (3 month EURIBOR + 8.250%) (A)(B)(C)	10.280	10-25-38	EUR	1,000,000	1,186,781
Anchorage Capital Europe CLO I DAC
Series 1X, Class SUB (E)	—	04-15-39	EUR	2,500,000	1,376,564
Aqueduct European CLO XII DAC
Series 2025-12X, Class SUB (E)	—	07-25-38	EUR	1,000,000	1,022,957
Aqueduct European CLO XIII DAC
Series 2025-13X, Class SUB (E)	—	01-25-35	EUR	2,800,000	1,336,221
Series 2025-13X, Class Z2 (E)	—	01-25-35	EUR	239,843	92,068
Arbour CLO VI DAC
Series 6X, Class FR (3 month EURIBOR + 8.450%) (A)	10.514	11-15-37	EUR	2,000,000	2,359,159
Aurium CLO IX DAC
Series 9X, Class F (3 month EURIBOR + 9.360%) (A)(C)	11.398	10-28-34	EUR	2,000,000	2,373,798
Barings Euro CLO DAC
Series 2015-1A, Class ERR (3 month EURIBOR + 6.860%) (A)(B)(C)	8.890	07-25-35	EUR	1,500,000	1,751,843
Series 2020-1X, Class FRR (3 month EURIBOR + 8.140%) (A)	10.169	10-21-38	EUR	1,188,947	1,346,413
Series 2024-1A, Class F (3 month EURIBOR + 8.930%) (A)(B)(C)	10.963	07-20-37	EUR	2,400,000	2,844,839
Carlyle Euro CLO DAC
Series 2014-1X, Class ERR (3 month EURIBOR + 8.450%) (A)(C)	10.466	04-15-38	EUR	400,000	475,327
Series 2015-2X, Class ER (3 month EURIBOR + 9.010%) (A)(C)	11.008	11-10-35	EUR	3,560,000	3,582,023
Series 2020-2X, Class D (3 month EURIBOR + 6.060%) (A)(C)	8.076	01-15-34	EUR	1,000,000	1,166,278
Series 2025-2X, Class D (3 month EURIBOR + 5.900%) (A)	7.916	07-15-38	EUR	3,000,000	3,570,308
Contego CLO XI DAC
Series 11X, Class FR (3 month EURIBOR + 8.410%) (A)(C)	10.461	11-20-38	EUR	1,000,000	1,154,638
CVC Cordatus Loan Fund X DAC
Series 10A, Class FR (3 month EURIBOR + 8.260%) (A)(B)(C)	10.290	01-26-38	EUR	700,000	831,486
CVC Cordatus Loan Fund XXVI DAC
Series 26X, Class FR (3 month EURIBOR + 8.340%) (A)(C)	10.356	01-15-38	EUR	3,250,000	3,693,534
Dryden Euro CLO DAC
Series 2017-56X, Class SUB (E)	—	04-15-38	EUR	1,623,000	1,286,752
Series 2020-79X, Class ER (3 month EURIBOR + 6.470%) (A)(C)	8.496	01-18-35	EUR	1,500,000	1,748,714
Series 2022-111X, Class SUB (E)	—	07-21-38	EUR	1,000,000	768,498
Hayfin Funding DAC
Series 13X, Class F (3 month EURIBOR + 8.340%) (A)(C)	10.356	01-15-37	EUR	600,000	710,306
Henley CLO III DAC
Series 3X, Class SUB (E)	—	12-25-35	EUR	2,500,000	1,788,115
Henley CLO VI DAC
Series 6X, Class E (3 month EURIBOR + 6.110%) (A)(C)	8.140	06-10-34	EUR	1,000,000	1,195,016
Invesco Euro CLO IV DAC
Series 4X, Class F (3 month EURIBOR + 7.430%) (A)(C)	9.446	04-15-33	EUR	1,638,592	1,406,984
Madison Park Euro Funding XIX DAC
Series 19X, Class M (E)	—	01-15-38	EUR	1,000,000	926,029
OCP Euro CLO DAC
Series 2023-8A, Class SUB (B)(E)	—	01-20-40	EUR	1,000,000	806,285
Series 2023-8X, Class SUB (E)	—	01-20-40	EUR	1,738,640	1,401,840
Penta CLO DAC
Series 2017-3A, Class FRR (3 month EURIBOR + 7.740%) (A)(B)(C)	9.766	10-17-38	EUR	2,000,000	2,342,530
Providus CLO III DAC
Series 3X, Class FR (3 month EURIBOR + 8.700%) (A)	10.726	07-18-34	EUR	1,100,000	1,323,205
Providus CLO IX DAC
Series 9X, Class FR (3 month EURIBOR + 8.160%) (A)(C)	10.186	01-18-38	EUR	600,000	697,746
Rockford Tower Europe DAC
Series 2024-1X, Class SUB (E)	—	07-15-38	EUR	1,020,000	932,683
RRE 23 Loan Management DAC
Series 23A, Class SUB (B)(E)	—	04-15-25	EUR	2,800,000	3,022,753
St. Paul’s CLO II DAC
Series 2X, Class FR4 (3 month EURIBOR + 8.880%) (A)(C)	10.910	10-25-35	EUR	3,200,000	2,870,124
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND | QUARTERLY REPORT	2

	Rate (%)	Maturity date		Par value^	Value
Collateralized loan obligations (continued)
St. Paul’s CLO IV DAC
Series 4X, Class DRRR (3 month EURIBOR + 4.970%) (A)	7.000	04-25-30	EUR	650,000	$736,183
St. Paul’s CLO VIII DAC
Series 8X, Class F (3 month EURIBOR + 5.900%) (A)(C)	7.926	07-17-30	EUR	3,000,000	2,904,253
St. Paul’s CLO X DAC
Series 10X, Class ER (3 month EURIBOR + 6.360%) (A)(C)	8.387	04-22-35	EUR	1,725,000	1,915,495

Profit participating notes 3.3%					$3,567,902
(Cost $3,480,763)
Financials 3.3%					3,567,902
Trafalgar Finance DAC (3 month EURIBOR + 7.950%) (A)(F)	9.981	04-30-47	EUR	3,010,000	3,567,902

Credit-linked notes 1.1%					$1,231,679
(Cost $1,222,927)
Consumer loans 1.1%					1,231,679
Huntington Bank Auto Credit-Linked Note
Series 2025-1, Class D (30 day Average SOFR + 3.500%) (A)(B)	7.203	03-21-33		1,222,927	1,231,679

	Contracts/Notional amount	Value
Purchased options 0.0%		$7,875
(Cost $103,800)
Puts 0.0%		7,875
Exchange Traded Option on S&P 500 Index (Expiration Date: 2-20-26; Strike Price: $5,800.00; Notional Amount: 3,000) (G)	30	7,875

	Yield (%)	Shares	Value
Short-term investments 16.6%			$18,177,256
(Cost $18,177,256)
Short-term funds 16.6%			18,177,256
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.6399(H)	18,177,256	18,177,256

Total investments (Cost $155,033,474) 143.5%	$156,846,969
Other assets and liabilities, net (43.5%)	(47,566,697)
Total net assets 100.0%	$109,280,272

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling

Security Abbreviations and Legend
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $75,508,980 or 69.1% of the fund’s net assets as of 1-31-26.
(C)	All or a portion of this security is segregated as collateral for reverse repurchase agreements.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	Notes do not bear interest and represent the ownership of the residual interest in the issuing entity. Distributions are made only after all classes senior in priority have received all amounts due.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(G)	Non-income producing security.
(H)	The rate shown is the annualized seven-day yield as of 1-31-26.
The fund had the following country composition as a percentage of total investments on 1-31-26:
3	JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

United States	53.7%
Ireland	41.6%
Spain	3.1%
United Kingdom	1.6%
TOTAL	100.0%
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND | QUARTERLY REPORT	4

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	9,576,240	USD	11,195,928	SSB	2/9/2026	$158,448	—
GBP	1,792,413	USD	2,415,020	SSB	2/9/2026	37,604	—
USD	54,544,037	EUR	46,575,740	SSB	2/9/2026	—	$(679,984)
USD	4,832,754	GBP	3,592,413	SSB	2/9/2026	—	(82,876)
						$196,052	$(762,860)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
5	JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

Notes to Consolidated Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated Fund’s investments as of January 31, 2026, by major security category or type:
	Total value at 1-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Collateralized mortgage obligations	$50,898,757	—	$50,898,757	—
Asset-backed securities	82,963,500	—	82,963,500	—
Profit participating notes	3,567,902	—	—	$3,567,902
Credit-linked notes	1,231,679	—	1,231,679	—
Purchased options	7,875	$7,875	—	—
Short-term investments	18,177,256	18,177,256	—	—
Total investments in securities	$156,846,969	$18,185,131	$135,093,936	$3,567,902
Liabilities
Reverse repurchase agreements	$(54,517,839)	—	$(54,517,839)	—
Derivatives:
Assets
Forward foreign currency contracts	196,052	—	196,052	—
Liabilities
Forward foreign currency contracts	(762,860)	—	(762,860)	—
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3, if any, represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities.
Profit participating notes
Balance as of 10-31-25	—
Purchases	—
Sales	—
Realized gain (loss)	—
Transfers into Level 3	$3,469,477
Net amortization of (premium) discount	—
Change in unrealized appreciation (depreciation)	98,425
Balance as of 1-31-26	$3,567,902
Change in unrealized appreciation (depreciation) at period end[1]	$98,425

|	6

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 1-31-26	Valuation technique	Significant unobservable inputs	Input/Range*	Input weighted average*
Profit participating notes	$3,567,902	Transactions indicative of value	Prior/recent transactions	EUR 100.00	EUR 100.00
*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of January 31, 2026 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Prior/recent transactions	Increase	Decrease
Reverse repurchase agreements. The following table summarizes the open reverse repurchase agreements at 1-31-26:
Counterparty	Borrowing rate	Settlement date	Maturity date	Amount borrowed	Payable for reverse repurchase agreements
Barclays Bank PLC	5.060%	1-9-26	4-9-26	$(4,088,709)	$(4,101,927)
Barclays Bank PLC	5.090%	1-8-26	4-8-26	(5,010,254)	(5,027,255)
Barclays Bank PLC	5.110%	1-23-26	4-23-26	(1,897,349)	(1,899,773)
Barclays Bank PLC	5.269%	11-12-25	2-12-26	(3,688,321)	(3,732,047)
Royal Bank of Canada	2.830%	11-4-25	2-4-26	EUR (1,087,259)	(1,297,662)
Royal Bank of Canada	2.930%	11-4-25	2-4-26	(1,891,562)	(2,258,156)
Royal Bank of Canada	2.930%	11-7-25	2-9-26	(1,448,035)	(1,728,163)
Royal Bank of Canada	2.930%	11-7-25	2-9-26	(4,526,485)	(5,402,471)
Royal Bank of Canada	2.930%	1-7-26	4-8-26	(730,397)	(867,520)
Royal Bank of Canada	3.060%	11-25-25	2-25-26	(1,907,117)	(2,273,508)
Royal Bank of Canada	5.390%	12-31-25	2-10-26	$(735,978)	(745,124)
Societe Generale SA	3.029%	1-21-26	4-21-26	EUR (2,093,623)	(2,483,972)
UBS AG	2.973%	11-12-25	2-12-26	(3,199,533)	(3,817,577)
UBS AG	2.982%	1-28-26	4-28-26	(1,976,598)	(2,343,744)
UBS AG	3.073%	11-12-25	2-12-26	(717,598)	(856,403)
UBS AG	3.082%	1-28-26	4-28-26	(6,191,765)	(7,341,945)
UBS AG	5.045%	1-8-26	4-8-26	$(2,131,732)	(2,138,902)
UBS AG	5.071%	1-21-26	4-21-26	(1,955,167)	(1,958,196)
UBS AG	5.254%	11-10-25	2-10-26	(4,192,706)	(4,243,494)
					$(54,517,839)
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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